SUBSEQUENT EVENTS (Details Narrative)									1 Months Ended													2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 12, 2024 USD ($) shares	Jul. 15, 2024 USD ($) shares	Jul. 09, 2024 USD ($) shares	Jul. 08, 2024 USD ($) shares	Nov. 01, 2023 USD ($) ft² shares	Aug. 11, 2023	May 04, 2023	Sep. 07, 2022 USD ($)	Aug. 08, 2024 shares	Jul. 26, 2024 USD ($) $ / shares shares	Jul. 18, 2024 USD ($)	Jan. 22, 2024 $ / shares	Jan. 16, 2024 USD ($)	Dec. 21, 2023 shares	Dec. 20, 2023	Dec. 18, 2023 USD ($)	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Jan. 31, 2023	Sep. 30, 2022 shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Oct. 02, 2023 shares
Common stock percentage of shares outstanding cap			19.99%
Stock issued during period shares new issues (in shares) | shares									24,082,192													1,022,500
Payments to acquire businesses gross																												$ 29,631,984
Property operating expense per year																							$ 382,290	$ 273,234	$ 1,354,916	$ 1,948,288	$ 1,429,110	$ 2,145,648
Capital market closing bid price | $ / shares												$ 1
Capital market consecutive trading days												20 days
Number of shares registration of common stock related to warrants issued shares | shares					1,030,097
Amounts collected for the funds advanced													$ 2,700,000
Stockholders' Equity Note, Stock Split						1-for-9	1-for-25							1-for-100	1-for-100			1-for-100	1-for-25	1-for-25
Conversion basis														every 100 shares of the Company’s pre-reverse stock split common stock combined and automatically became 1 share of common stock.
Fractional shares | shares																					0						0
Additional shares issued for benefit of shareholders | shares														321,036
Fullerton California Premises [Member]
Operating lease term					5 years
Area of land given on lease (sq. ft) | ft²					122,000
Annual base rent for first year					$ 2,992,000
Annual rent increase (as a percent)					4.00%
Property operating expense per year					$ 715,000
Security deposit					$ 1,000,000
Scenario, Plan [Member] | Mullen Technologies Lease Including Equipment And Inventory [Member]
Asset acquisition consideration transferred											$ 1,400,000
Bollinger Motors Inc [Member]
Business acquisition equity interest issued or issuable number of shares (in shares) | shares										33,048
Business acquisition percentage of voting interests acquired								60.00%
Payments to acquire businesses gross								$ 75,000,000		$ 2,600,000
Bollinger Motors Inc [Member] | Scenario, Plan [Member]
Business acquisition equity interest issued or issuable number of shares (in shares) | shares										439,347
Business acquisition percentage of voting interests acquired										100.00%
Business acquisition share price (in dollars per share) | $ / shares										$ 77.16
Maximum [Member]
Operating lease term																											3 years
Incorporating earlier amendments, make significant changes to stockholder nomination procedures																	120 days
Stockholders' Equity Note, Stock Split														1-for-100		1-for-100
Maximum [Member] | Bollinger Motors Inc [Member]
Business acquisition equity interest issued or issuable number of shares (in shares) | shares										467,869
Business acquisition percentage of voting interests acquired										33.37%
Payments to acquire businesses gross										$ 36,100,000
Minimum [Member]
Operating lease term																											1 year
Incorporating earlier amendments, make significant changes to stockholder nomination procedures																	90 days
Stockholders' Equity Note, Stock Split														1-for-2		1-for-2
July 82024 Senior Secured Convertible Notes [Member]
Face amount of debt				$ 3,200,000
Proceeds from issuance of secured debt				$ 3,000,000.0
Debt instrument discount percent				5.00%
Warrants issued (in shares) | shares				1,150,416
July 92024 Senior Secured Convertible Notes [Member]
Face amount of debt			$ 10,500,000
Proceeds from issuance of secured debt			$ 10,000,000.0
Debt instrument discount percent			5.00%
Warrants issued (in shares) | shares			3,834,726
July 152024 Senior Secured Convertible Notes [Member]
Face amount of debt	$ 39,500,000	$ 29,000,000.0
Proceeds from issuance of secured debt	$ 37,500,000	$ 27,500,000
Debt instrument discount percent	5.00%	5.00%
Warrants issued (in shares) | shares		10,545,490
Business acquisition equity interest issued or issuable number of shares (in shares) | shares	49,119
Payments to acquire businesses gross	$ 3,800,000
Non Convertible Secured Promissory Note [Member]
Face amount of debt																$ 50,000,000						$ 50,000,000	$ 50,000,000		$ 50,000,000
Proceeds from financing																32,000,000
Original Issue Discount																$ 18,000,000
Interest rate (as a percent)																10.00%
Default interest rate																18.00%
Maturity term																3 months
Series E Preferred Stock [Member]
Temporary equity shares issued (in shares) | shares				76,923
Series D Preferred Stock [Member]
Shares issuable upon conversion of Series D Preferred Stock | shares																													3,012,986
Shares issuable upon exercise of outstanding warrants | shares																													279,404